UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: August 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET

INTERMEDIATE MATURITY CALIFORNIA

MUNICIPALS FUND

FORM N-Q

AUGUST 31, 2011

LEGG MASON WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited)	August 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.8%
Education - 5.6%
California MFA Revenue, Biola University	5.625%	10/1/23	$2,000,000	$2,118,500
California State University Revenue	5.000%	11/1/24	6,745,000	7,280,013

Total Education				9,398,513

Health Care - 16.6%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Sharp Healthcare	6.000%	8/1/24	1,545,000	1,670,933
California Health Facilities Financing Authority Revenue:
Catholic Healthcare West	5.125%	7/1/22	3,945,000	4,217,284
Providence Health & Services System	6.250%	10/1/24	1,500,000	1,730,940
California Statewide CDA Revenue:
John Muir Health	5.000%	7/1/29	5,000,000	4,958,900
Lodi Memorial Hospital, CMI	5.000%	12/1/22	3,000,000	3,165,630
Methodist Hospital Project, FHA	6.250%	8/1/24	5,000,000	5,900,350
San Bernardino County, CA, COP, Arrowhead Project	5.125%	8/1/24	6,235,000	6,387,259

Total Health Care				28,031,296

Industrial Revenue - 8.7%
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/24	3,000,000	2,957,070
Puerto Rico Commonwealth Government Development Bank, NATL	4.750%	12/1/15	7,000,000	7,310,800
Southern California Public Power Authority:
Natural Gas Project Revenue, Project Number 1	5.250%	11/1/24	2,435,000	2,407,509
Natural Gas Project Revenue, Project Number 1	5.250%	11/1/26	2,000,000	1,967,040

Total Industrial Revenue				14,642,419

Leasing - 7.6%
Alameda County, CA, Joint Powers Authority Lease Revenue, AGM	5.000%	12/1/23	3,000,000	3,215,250
California State Public Works Board, Lease Revenue, Refunding, Various California State University Project	5.450%	9/1/14	1,000,000	1,003,610
El Dorado, CA, Irrigation District, COP, AGM	5.375%	8/1/24	1,090,000	1,196,842
Inglewood, CA, Public Financing Authority Revenue, Refunding, AMBAC	5.125%	8/1/13	1,470,000	1,471,984
Los Angeles, CA, Municipal Improvement Corp., Lease Revenue	5.000%	9/1/21	3,400,000	3,643,950
San Jose, CA, Financing Authority Lease Revenue, Civic Center Project, AMBAC	5.250%	6/1/14	2,165,000	2,241,273

Total Leasing				12,772,909

Local General Obligation - 1.7%
Tahoe Truckee, CA, GO, USD:
Refunding, School Facilities Improvement, NATL District Number 1	5.000%	8/1/14	1,480,000	1,638,167
Refunding, School Facilities Improvement, NATL District Number 2	5.000%	8/1/14	1,180,000	1,306,107

Total Local General Obligation				2,944,274

Other - 1.8%
Ontario, CA, Redevelopment Financing Authority Revenue:
Project Number 1 Centre City & Cimarron, NATL	5.250%	8/1/15	1,935,000	1,957,465
Project Number 1 Centre City & Cimarron, NATL	5.250%	8/1/16	1,060,000	1,072,169

Total Other				3,029,634

Power - 26.7%
California State Department Water Resources Power Supply Revenue	5.500%	5/1/12	500,000	517,175

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Power - continued
Central Valley Financing Authority, CA, Cogeneration Project Revenue:
Carson Ice Generation Project	5.000%	7/1/17	$1,000,000	$1,136,900
Carson Ice Generation Project	5.000%	7/1/19	800,000	914,344
Carson Ice Generation Project	5.250%	7/1/20	1,000,000	1,153,900
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	5,000,000	5,226,400
M-S-R Public Power Agency, San Juan Project Revenue, AGM	5.000%	7/1/22	3,000,000	3,282,180
Modesto, CA, Irrigation District Electric Revenue	5.000%	7/1/25	5,000,000	5,427,850
Northern, CA, Power Agency Revenue:
Hydroelectric Project Number One	5.000%	7/1/22	2,250,000	2,554,763
Hydroelectric Project Number One	5.000%	7/1/23	5,000,000	5,603,350
Hydroelectric Project Number One	5.000%	7/1/24	2,000,000	2,206,020
Lodi Energy Center	5.000%	6/1/25	4,000,000	4,372,440
Puerto Rico Electric Power Authority, Power Revenue	5.375%	7/1/22	3,000,000	3,210,630
Sacramento, CA, Cogeneration Authority Project Revenue, Procter & Gamble Project	5.000%	7/1/17	1,405,000	1,626,231
Turlock, CA, Irrigation District Revenue	5.000%	1/1/24	7,070,000	7,664,658

Total Power				44,896,841

Pre-Refunded/Escrowed to Maturity - 3.5%
California State University Channel Islands Financing Authority Revenue, East Campus Community, NATL, LOC-Citibank NA	4.875%	9/1/16	1,010,000	1,010,000	(a)
Corona-Norco, CA, GO, USD, FGIC	5.250%	9/1/15	650,000	650,000	(a)
Los Angeles, CA, GO, USD, Election of 1997, NATL	5.500%	7/1/15	3,000,000	3,129,600	(a)
Modesto, CA, Irrigation District COP, Capital Improvement, AGM	5.250%	7/1/15	1,000,000	1,016,210	(a)
Montclair, CA, RDA, Residential Mortgage Revenue, FNMA-Collateralized	7.750%	10/1/11	20,000	20,105	(b)
San Francisco, CA, Airport Improvement Corp., Lease Revenue, United Airlines Inc.	8.000%	7/1/13	50,000	54,704	(b)

Total Pre-Refunded/Escrowed to Maturity				5,880,619

Special Tax Obligation - 8.1%
California Statewide CDA Revenue, Proposition 1A Receivables Program	5.000%	6/15/13	1,000,000	1,073,310
Livermore, CA, RDA, Tax Allocation Revenue, Redevelopment Project Area, NATL	5.250%	8/1/15	3,000,000	3,004,440
Oakland, CA, RDA, Subordinated, Tax Allocation Central District Redevelopment Project, NATL/FGIC	5.500%	9/1/14	2,000,000	2,048,660
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/18	4,500,000	4,945,995
Matching Fund Loan	5.000%	10/1/25	2,500,000	2,514,400

Total Special Tax Obligation				13,586,805

Transportation - 12.7%
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/21	2,575,000	3,003,531
Sacramento County, CA, Airport System Revenue	5.000%	7/1/25	1,000,000	1,062,940
Sacramento County, CA, Airport System Revenue	5.000%	7/1/26	1,500,000	1,580,805
San Diego County, CA, Regional Airport Authority Revenue	5.000%	7/1/26	5,305,000	5,610,780
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/24	5,665,000	6,097,070
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	4,000,000	4,121,720

Total Transportation				21,476,846

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - 4.8%
San Diego, CA, Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/20	$5,000,000	$5,774,950
Sunnyvale, CA, Solid Waste Revenue:
Refunding, AMBAC	5.500%	10/1/13	1,520,000	1,629,546	(c)
Refunding, AMBAC	5.500%	10/1/14	605,000	647,453	(c)

Total Water & Sewer				8,051,949

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $157,948,806)				164,712,105

SHORT-TERM INVESTMENTS - 1.1%
Water & Sewer - 1.1%

Bakersfield, CA, Wastewater Revenue, AGM, SPA- Dexia Credit Local (Cost - $1,900,000)	3.000%	9/1/35	1,900,000	1,900,000	(d)(e)

TOTAL INVESTMENTS - 98.9% (Cost - $159,848,806#)				166,612,105
Other Assets in Excess of Liabilities - 1.1%				1,779,446

TOTAL NET ASSETS - 100.0%				$168,391,551

(a)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(e)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FNMA	— Federal National Mortgage Association
GO	— General Obligation
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
USD	— Unified School District

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2011

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	0.0	%†
AA/Aa	32.3
A	48.7
BBB/Baa	17.0
A-1/VMIG 1	1.1
NR	0.9

	100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See pages 5 through 8 for definitions of ratings.

†	Amount represents less than 0.05%.

See Notes to Schedule of Investments.

Bond Ratings

The definitions of the applicable rating symbols are set forth below:

Long-Term Security Ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Bond Ratings (continued)

Long-Term Security Ratings (unaudited) (cont’d)

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Default is a real possibility.

CC — Default of some kind appears probable.

C — Default is imminent or inevitable, or the issuer is in standstill.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1 — A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Bond Ratings (continued)

Short-Term Security Ratings (unaudited) (cont’d)

A-2 — A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 — Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1 — Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 — Have a strong ability to repay short-term debt obligations.

P-3 — Have an acceptable ability to repay short-term debt obligations.

NP — Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1 — Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

Bond Ratings (continued)

Short-Term Security Ratings (unaudited) (cont’d)

F2 — Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 — Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Intermediate Maturity California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$164,712,105	—	$164,712,105

Short-term investments†	—	1,900,000	—	1,900,000

Total investments	—	$166,612,105	—	$166,612,105

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting California.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At August 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,127,716
Gross unrealized depreciation	(364,417)

Net unrealized appreciation	$6,763,299

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended August 31, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 26, 2011

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	October 26, 2011